Risk management arising from financial instruments - Schedule of aging (Details) - Accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Total accounts receivable	$ 13,898,305	$ 10,997,389
0 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Total accounts receivable	7,341,725	5,572,950
91 - 180
Disclosure of financial assets that are either past due or impaired [line items]
Total accounts receivable	2,666,631	1,278,967
181 - 270
Disclosure of financial assets that are either past due or impaired [line items]
Total accounts receivable	2,024,644	1,923,364
270+
Disclosure of financial assets that are either past due or impaired [line items]
Total accounts receivable	$ 1,865,305	$ 2,222,108